Cover	May 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2025
Entity File Number	000-28379
Entity Registrant Name	Now Corp I
Entity Central Index Key	0001084937
Entity Tax Identification Number	88-0395372
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	109 East 17th Street,
Entity Address, Address Line Two	Suite 80
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82001
City Area Code	(310)
Local Phone Number	714-2950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable